Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based compensation
Schedule of option activity

	Number of Options	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2013	17,285,959	0.21	0.87	7.14	33,322
Granted	10,988,106	2.92	2.74
Exercised*	(1,707,589)	0.24	0.86
Forfeited	(1,373,780)	0.13	1.91
Outstanding at December 31, 2013	25,192,696	1.40	1.61	7.39	184,355
Vested at December 31, 2013 and expected to vest at December 31, 2013	30,274,988	1.12		6.70	233,187
Exercisable at December 31, 2013	20,632,533	0.58		5.70	170,460

*      Represents share options exercised for which corresponding ordinary shares have not been issued

Schedule of assumptions used to estimate the fair values of the share options granted

	Years ended December 31,
	2011	2012	2013
Risk-free interest rate	2.01%~3.57%	1.70%~2.28%	1.91%~2.71%
Expected volatility range	52.51%~54.37%	48.03%~49.84%	46.68%~47.66%
Expected term (years)	10	10	10
Expected dividend yield	0%	0%	0%

Schedule of compensation cost recognized

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Product developments	13,546	15,241	20,784	3,433
Sales and marketing	5,471	6,573	7,534	1,245
General and administrative	9,437	5,392	35,389	5,846

	28,454	27,206	63,707	10,524